AVAILABLE FOR SALE SECURITIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains during the year upon sale of the securities	277	384	131
Gross realized losses during the year upon sale of the securities	(57)	(173)	(245)
Other-than temporary impairment losses (Note 24b)	(20)	(56)	(53)
Realized gain upon exchange of shares of Bovespa Holding S.A. (Note 24a)	0	0	424
TOTAL	200	155	257